Loans, Impaired Loans, and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following tables provide the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings

(millions of Canadian dollars)									As at
	April 30, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[1,2,3]
Low Risk	$174,308	$55	$	n/a	$174,363	$168,690	$32	$	n/a	$168,722
Normal Risk	42,707	240		n/a	42,947	47,821	176		n/a	47,997
Medium Risk	6,156	484		n/a	6,640	5,106	267		n/a	5,373
High Risk	984	1,393		304	2,681	892	1,264		317	2,473

Default	n/a	n/a		415	415	n/a	n/a		392	392

Total	224,155	2,172		719	227,046	222,509	1,739		709	224,957

Allowance for loan losses	27	32		47	106	24	34		47	105

Loans, net of allowance	224,128	2,140		672	226,940	222,485	1,705		662	224,852
Consumer instalment and other personal[4]
Low Risk	91,848	995		n/a	92,843	87,906	983		n/a	88,889
Normal Risk	43,448	1,035		n/a	44,483	48,008	1,190		n/a	49,198
Medium Risk	25,812	1,020		n/a	26,832	23,008	1,063		n/a	24,071
High Risk	7,016	2,403		576	9,995	6,158	2,386		817	9,361

Default	n/a	n/a		516	516	n/a	n/a		514	514

Total	168,124	5,453		1,092	174,669	165,080	5,622		1,331	172,033

Allowance for loan losses	621	357		179	1,157	574	349		178	1,101

Loans, net of allowance	167,503	5,096		913	173,512	164,506	5,273		1,153	170,932
Credit card
Low Risk	7,033	15		n/a	7,048	7,234	11		n/a	7,245
Normal Risk	9,987	82		n/a	10,069	9,780	66		n/a	9,846
Medium Risk	11,791	305		n/a	12,096	11,347	246		n/a	11,593
High Risk	4,769	1,566		334	6,669	4,435	1,445		333	6,213

Default	n/a	n/a		122	122	n/a	n/a		121	121

Total	33,580	1,968		456	36,004	32,796	1,768		454	35,018

Allowance for loan losses	400	309		382	1,091	379	283		341	1,003

Loans, net of allowance	33,180	1,659		74	34,913	32,417	1,485		113	34,015
Business and government[1,2,3,5]
Investment grade or Low/Normal Risk	119,732	47		n/a	119,779	118,414	57		n/a	118,471
Non-Investment grade or Medium Risk	116,478	5,186		n/a	121,664	108,678	5,272		n/a	113,950
Watch and classified or High Risk	732	4,595		104	5,431	666	3,746		97	4,509

Default	n/a	n/a		925	925	n/a	n/a		563	563

Total	236,942	9,828		1,029	247,799	227,758	9,075		660	237,493

Allowance for loan losses	643	599		166	1,408	651	551		120	1,322

Loans, net of allowance	236,299	9,229		863	246,391	227,107	8,524		540	236,171
Total loans excluding acquired credit-impaired loans[5]	662,801	19,421		3,296	685,518	648,143	18,204		3,154	669,501

Allowance for loan losses	1,691	1,297		774	3,762	1,628	1,217		686	3,531

Loans, net of allowance[5]	661,110	18,124		2,522	681,756	646,515	16,987		2,468	665,970
Acquired credit-impaired loans	n/a	n/a		382	382	n/a	n/a		453	453

Allowance for loan losses	n/a	n/a		16	16	n/a	n/a		18	18

Loans, net of allowance	n/a	n/a		366	366	n/a	n/a		435	435
Total loans[5]	662,801	19,421		3,678	685,900	648,143	18,204		3,607	669,954

Total allowance for loan losses	1,691	1,297		790	3,778	1,628	1,217		704	3,549

Total loans, net of allowance[5]	$661,110	$18,124		$2,888	$682,122	$646,515	$16,987		$2,903	$666,405
[1]

As at April 30, 2019, impaired loans with a balance of $138 million (October 31, 2018 – $124 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at April 30, 2019, excludes trading loans and non-trading loans at fair value through profit or loss with a fair value of $11 billion (October 31, 2018 – $11 billion) and $1 billion (October 31, 2018 – $1 billion), respectively.

[3]	As at April 30, 2019, includes insured mortgages of $91 billion (October 31, 2018 – $95 billion).
[4]	As at April 30, 2019, includes Canadian government-insured real estate personal loans of $14 billion (October 31, 2018 – $14 billion).
[5]

As at April 30, 2019, includes loans that are measured at FVOCI of $2 billion (October 31, 2018 – $3 billion) and customers' liability under acceptances of $16 billion (October 31, 2018 – $17 billion).

Loans by Risk Ratings – Off-Balance Sheet Credit Instruments
(millions of Canadian dollars)										As at
			April 30, 2019					October 31, 2018
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[1]
Low Risk	$261,329	$829	$	n/a	$262,158	$246,575	$2,576	$	n/a	$249,151
Normal Risk	52,244	607		n/a	52,851	51,961	1,129		n/a	53,090
Medium Risk	13,073	368		n/a	13,441	12,298	469		n/a	12,767
High Risk	1,754	895		–	2,649	1,765	638		–	2,403
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[2]
Investment grade	176,875	–		n/a	176,875	167,993	323		n/a	168,316
Non-Investment grade	62,865	2,652		n/a	65,517	60,002	2,309		n/a	62,311
Watch and classified	3	2,065		–	2,068	13	1,949		–	1,962
Default	n/a	n/a		–	–	n/a	n/a		–	–
Total off-balance sheet credit instruments	568,143	7,416		–	575,559	540,607	9,393		–	550,000
Allowance for off-balance sheet credit instruments	580	525		–	1,105	550	479		–	1,029
Total off-balance sheet credit instruments, net of allowance	$567,563	$6,891		$–	$574,454	$540,057	$8,914		$–	$548,971
[1]

As at April 30, 2019, includes $307 billion (October 31, 2018 – $302 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

[2]	As at April 30, 2019, includes $39 billion (October 31, 2018 – $37 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank's allowance for loan losses, as at and for the three and six months ended April 30, 2019 and April 30, 2018, are shown in the following tables.

Allowance for Loan Losses
(millions of Canadian dollars)	For the three months ended
	April 30, 2019					April 30, 2018
	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total
Residential Mortgages
Balance at beginning of period	$25	$30	$48	$4	$107	$23	$22	$39	$7	$91
Provision for credit losses
Transfer to Stage 1[1]	4	(4)	–	–	–	5	(5)	–	–	–
Transfer to Stage 2	(1)	3	(2)	–	–	(1)	2	(1)	–	–
Transfer to Stage 3	–	(2)	2	–	–	–	(2)	2	–	–
Net remeasurement due to transfers[2]	(2)	2	–	–	–	(3)	1	–	–	(2)
New originations or purchases[3]	2	n/a	n/a	–	2	2	n/a	n/a	–	2
Net repayments[4]	–	–	–	–	–	–	–	–	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)[5]	–	(1)	(4)	–	(5)	(1)	–	(1)	–	(2)
Changes to risk, parameters, and models[6]	(1)	4	9	–	12	(2)	5	7	–	10
Disposals	–	–	–	–	–	–	–	–	–	–
Write-offs	–	–	(6)	–	(6)	–	–	(7)	–	(7)
Recoveries	–	–	–	–	–	–	–	1	–	1
Foreign exchange and other adjustments	–	–	–	–	–	–	1	1	1	3
Balance at end of period	$27	$32	$47	$4	$110	$23	$24	$41	$7	$95
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$598	$413	$181	$2	$1,194	$535	$381	$179	$5	$1,100
Provision for credit losses
Transfer to Stage 1[1]	84	(80)	(4)	–	–	77	(73)	(4)	–	–
Transfer to Stage 2	(28)	39	(11)	–	–	(27)	38	(11)	–	–
Transfer to Stage 3	(4)	(54)	58	–	–	(9)	(43)	52	–	–
Net remeasurement due to transfers[2]	(34)	38	2	–	6	(31)	29	2	–	–
New originations or purchases[3]	73	n/a	n/a	–	73	72	n/a	n/a	–	72
Net repayments[4]	(22)	(8)	(3)	–	(33)	(13)	(7)	(6)	(1)	(27)
Derecognition of financial assets (excluding disposals and write-offs)[5]	(18)	(26)	(18)	–	(62)	(29)	(20)	(11)	–	(60)
Changes to risk, parameters, and models[6]	(7)	74	183	–	250	(14)	70	167	(1)	222
Disposals	–	–	–	–	–	–	–	–	–	–
Write-offs	–	–	(280)	–	(280)	–	–	(263)	–	(263)
Recoveries	–	–	68	–	68	–	–	61	1	62
Foreign exchange and other adjustments	5	5	3	–	13	11	7	4	–	22
Balance, including off-balance sheet instruments, at end of period	647	401	179	2	1,229	572	382	170	4	1,128
Less: Allowance for off-balance sheet instruments[7]	26	44	–	–	70	25	46	–	–	71
Balance at end of period	$621	$357	$179	$2	$1,159	$547	$336	$170	$4	$1,057
Credit Card[8]
Balance, including off-balance sheet instruments, at beginning of period	$865	$635	$389	$–	$1,889	$737	$585	$341	$–	$1,663
Provision for credit losses
Transfer to Stage 1[1]	164	(155)	(9)	–	–	130	(120)	(10)	–	–
Transfer to Stage 2	(55)	72	(17)	–	–	(39)	54	(15)	–	–
Transfer to Stage 3	(8)	(149)	157	–	–	(8)	(113)	121	–	–
Net remeasurement due to transfers[2]	(55)	75	9	–	29	(46)	54	9	–	17
New originations or purchases[3]	35	n/a	n/a	–	35	45	n/a	n/a	–	45
Net repayments[4]	(1)	(1)	5	–	3	13	(12)	17	–	18
Derecognition of financial assets (excluding disposals and write-offs)[5]	(27)	(33)	(131)	–	(191)	(31)	(27)	(117)	–	(175)
Changes to risk, parameters, and models[6]	(50)	176	339	–	465	(52)	150	308	–	406
Disposals	–	–	–	–	–	(4)	(4)	(2)	–	(10)
Write-offs	–	–	(443)	–	(443)	–	–	(385)	–	(385)
Recoveries	–	–	78	–	78	–	–	68	–	68
Foreign exchange and other adjustments	12	7	5	–	24	19	15	13	–	47
Balance, including off-balance sheet instruments, at end of period	880	627	382	–	1,889	764	582	348	–	1,694
Less: Allowance for off-balance sheet instruments[7]	480	318	–	–	798	393	264	–	–	657
Balance at end of period	$400	$309	$382	$–	$1,091	$371	$318	$348	$–	$1,037
[1]	Transfers represent stage transfer movements prior to expected credit loss (ECL) remeasurement.
[2]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[3]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[4]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[5]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[6]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[7]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[8]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2018 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1]
(millions of Canadian dollars)	For the three months ended
	April 30, 2019					April 30, 2018
	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$725	$711	$162	$10	$1,608	$663	$628	$153	$14	$1,458
Provision for credit losses
Transfer to Stage 1[2]	41	(40)	(1)	–	–	38	(37)	(1)	–	–
Transfer to Stage 2	(38)	40	(2)	–	–	(36)	38	(2)	–	–
Transfer to Stage 3	(2)	(29)	31	–	–	(2)	(13)	15	–	–
Net remeasurement due to transfers[2]	(14)	27	1	–	14	(11)	17	1	–	7
New originations or purchases[2]	104	n/a	n/a	–	104	119	n/a	n/a	–	119
Net repayments[2]	(5)	(10)	(4)	1	(18)	(5)	(12)	(2)	1	(18)
Derecognition of financial assets (excluding disposals and write-offs)[2]	(74)	(73)	(25)	–	(172)	(102)	(95)	(17)	(1)	(215)
Changes to risk, parameters, and models[2]	(31)	127	31	(4)	123	9	95	23	(3)	124
Disposals	–	–	–	–	–	–	–	–	–	–
Write-offs	–	–	(40)	–	(40)	–	–	(41)	–	(41)
Recoveries	–	–	11	2	13	–	–	16	1	17
Foreign exchange and other adjustments	11	9	2	1	23	23	18	4	1	46
Balance, including off-balance sheet instruments, at end of period	717	762	166	10	1,655	696	639	149	13	1,497
Less: Allowance for off-balance sheet instruments[3]	74	163	–	–	237	70	67	–	–	137
Balance at end of period	643	599	166	10	1,418	626	572	149	13	1,360
Total Allowance for Loan Losses at end of period	$1,691	$1,297	$774	$16	$3,778	$1,567	$1,250	$708	$24	$3,549
[1]	Includes the allowance for credit losses related to customers' liability under acceptances.
[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses
(millions of Canadian dollars)	For the six months ended
	April 30, 2019					April 30, 2018
	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total
Residential Mortgages
Balance at beginning of period	$24	$34	$47	$5	$110	$24	$26	$45	$12	$107
Provision for credit losses
Transfer to Stage 1[1]	17	(16)	(1)	–	–	11	(11)	–	–	–
Transfer to Stage 2	(2)	6	(4)	–	–	(2)	4	(2)	–	–
Transfer to Stage 3	(1)	(4)	5	–	–	–	(4)	4	–	–
Net remeasurement due to transfers[2]	(6)	3	–	–	(3)	(7)	3	–	–	(4)
New originations or purchases[3]	5	n/a	n/a	–	5	6	n/a	n/a	–	6
Net repayments[4]	–	(1)	–	–	(1)	(1)	(1)	–	(4)	(6)
Derecognition of financial assets (excluding disposals and write-offs)[5]	(1)	(2)	(8)	–	(11)	(1)	(1)	(1)	–	(3)
Changes to risk, parameters, and models[6]	(9)	12	21	(1)	23	(7)	9	8	(2)	8
Disposals	–	–	–	–	–	–	–	–	–	–
Write-offs	–	–	(13)	–	(13)	–	–	(14)	–	(14)
Recoveries	–	–	–	–	–	–	–	2	–	2
Foreign exchange and other adjustments	–	–	–	–	–	–	(1)	(1)	1	(1)
Balance at end of period	$27	$32	$47	$4	$110	$23	$24	$41	$7	$95
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$599	$392	$178	$2	$1,171	$529	$355	$166	$5	$1,055
Provision for credit losses
Transfer to Stage 1[1]	167	(158)	(9)	–	–	146	(138)	(8)	–	–
Transfer to Stage 2	(57)	78	(21)	–	–	(60)	80	(20)	–	–
Transfer to Stage 3	(9)	(106)	115	–	–	(13)	(88)	101	–	–
Net remeasurement due to transfers[2]	(68)	78	5	–	15	(59)	68	5	–	14
New originations or purchases[3]	139	n/a	n/a	–	139	142	n/a	n/a	–	142
Net repayments[4]	(43)	(15)	(6)	–	(64)	(13)	(13)	(6)	(3)	(35)
Derecognition of financial assets (excluding disposals and write-offs)[5]	(38)	(52)	(33)	–	(123)	(54)	(47)	(20)	–	(121)
Changes to risk, parameters, and models[6]	(48)	180	405	–	537	(46)	166	351	1	472
Disposals	–	–	–	–	–	–	–	–	–	–
Write-offs	–	–	(586)	–	(586)	–	–	(528)	–	(528)
Recoveries	–	–	128	–	128	–	–	130	1	131
Foreign exchange and other adjustments	5	4	3	–	12	–	(1)	(1)	–	(2)
Balance, including off-balance sheet instruments, at end of period	647	401	179	2	1,229	572	382	170	4	1,128
Less: Allowance for off-balance sheet instruments[7]	26	44	–	–	70	25	46	–	–	71
Balance at end of period	$621	$357	$179	$2	$1,159	$547	$336	$170	$4	$1,057
Credit Card[8]
Balance, including off-balance sheet instruments, at beginning of period	$819	$580	$341	$–	$1,740	$763	$521	$321	$–	$1,605
Provision for credit losses
Transfer to Stage 1[1]	363	(296)	(67)	–	–	254	(234)	(20)	–	–
Transfer to Stage 2	(111)	143	(32)	–	–	(93)	126	(33)	–	–
Transfer to Stage 3	(16)	(316)	332	–	–	(24)	(222)	246	–	–
Net remeasurement due to transfers[2]	(111)	154	23	–	66	(91)	113	39	–	61
New originations or purchases[3]	65	n/a	n/a	–	65	112	n/a	n/a	–	112
Net repayments[4]	38	1	(30)	–	9	84	(4)	(17)	–	63
Derecognition of financial assets (excluding disposals and write-offs)[5]	(47)	(54)	(195)	–	(296)	(57)	(57)	(136)	–	(250)
Changes to risk, parameters, and models[6]	(130)	409	716	–	995	(173)	343	579	–	749
Disposals	–	–	–	–	–	(8)	(7)	(3)	–	(18)
Write-offs	–	–	(861)	–	(861)	–	–	(757)	–	(757)
Recoveries	–	–	149	–	149	–	–	129	–	129
Foreign exchange and other adjustments	10	6	6	–	22	(3)	3	–	–	–
Balance, including off-balance sheet instruments, at end of period	880	627	382	–	1,889	764	582	348	–	1,694
Less: Allowance for off-balance sheet instruments[7]	480	318	–	–	798	393	264	–	–	657
Balance at end of period	$400	$309	$382	$–	$1,091	$371	$318	$348	$–	$1,037
[1]	Transfers represent stage transfer movements prior to expected credit loss ECL remeasurement.
[2]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[3]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[4]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[5]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[6]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[7]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[8]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2018 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1]

(millions of Canadian dollars)	For the six months ended
	April 30, 2019					April 30, 2018
	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total	Stage 1	Stage 2	Stage 3	Acquired credit- impaired loans	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$736	$690	$120	$11	$1,557	$706	$627	$174	$18	$1,525
Provision for credit losses
Transfer to Stage 1[2]	85	(82)	(3)	–	–	66	(64)	(2)	–	–
Transfer to Stage 2	(68)	72	(4)	–	–	(52)	55	(3)	–	–
Transfer to Stage 3	(3)	(48)	51	–	–	(4)	(29)	33	–	–
Net remeasurement due to transfers[2]	(27)	47	2	–	22	(18)	32	3	–	17
New originations or purchases[2]	213	n/a	n/a	–	213	205	n/a	n/a	–	205
Net repayments[2]	2	(22)	(8)	1	(27)	(6)	(22)	(11)	(1)	(40)
Derecognition of financial assets (excluding disposals and write-offs)[2]	(168)	(183)	(37)	–	(388)	(194)	(184)	(24)	(1)	(403)
Changes to risk, parameters, and models[2]	(64)	280	101	(8)	309	(3)	226	26	(5)	244
Disposals	–	–	–	–	–	–	–	(5)	–	(5)
Write-offs	–	–	(75)	–	(75)	–	–	(73)	(1)	(74)
Recoveries	–	–	19	5	24	–	–	32	3	35
Foreign exchange and other adjustments	11	8	–	1	20	(4)	(2)	(1)	–	(7)
Balance, including off-balance sheet instruments, at end of period	717	762	166	10	1,655	696	639	149	13	1,497
Less: Allowance for off-balance sheet instruments[3]	74	163	–	–	237	70	67	–	–	137
Balance at end of period	643	599	166	10	1,418	626	572	149	13	1,360
Total Allowance for Loan Losses at end of period	$1,691	$1,297	$774	$16	$3,778	$1,567	$1,250	$708	$24	$3,549
[1]	Includes the allowance for credit losses related to customers' liability under acceptances.
[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The allowance for credit losses on all remaining financial assets is not significant.

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $87 million as at April 30, 2019 (October 31, 2018 – $81 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at April 30, 2019 and October 31, 2018.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)								As at
	April 30, 2019				October 31, 2018
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,620	$342	$117	$2,079	$1,471	$358	$101	$1,930
Consumer instalment and other personal	5,972	738	255	6,965	5,988	811	241	7,040
Credit card	1,291	304	208	1,803	1,403	340	213	1,956

Business and government	1,378	421	66	1,865	1,314	444	28	1,786
Total	$10,261	$1,805	$646	$12,712	$10,176	$1,953	$583	$12,712
[1]	Includes loans that are measured at FVOCI.
[2]	Balances as at April 30, 2019 and October 31, 2018 exclude all acquired credit-impaired loans.